Share-based Payment - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	R$ 23.2	R$ 83.73
Risk-free interest rate	6.82%	6.94%
Volatility factor	36.50%	36.50%
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	R$ 18.2	R$ 20.01
Risk-free interest rate	6.94%	6.94%
Volatility factor	26.51%	36.50%
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	R$ 78.58
Risk-free interest rate	6.82%	6.94%
Volatility factor	32.81%	32.81%
Compass Gas e Energia [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date	R$ 27.27	R$ 13.58